Related-Party Transactions Related-Party Transactions, Summary of Affiliate Transactions (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended					6 Months Ended	9 Months Ended
	Nov. 14, 2017	Oct. 18, 2017	Sep. 30, 2017	[1],[2]	Jun. 30, 2017 [1]	Mar. 31, 2017 [1]	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cost of Reimbursable Expense									$ 12	$ 12
Concentration Risk, Percentage								58.00%	44.00%
Cash Dividends Paid to Parent Company									$ 223
Distribution Made to Limited Partner, Distributions Declared, Per Unit			$ 0.9852		$ 0.9710	$ 0.9400	$ 0.9100
Distribution Made to Limited Partner, Distribution Date			Nov. 14, 2017		Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
Subsequent Event
Distribution Made to Limited Partner, Declaration Date		Oct. 18, 2017
Distribution Made to Limited Partner, Cash Distributions Paid	$ 125

[1]	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.
[2]	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.